                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21140

                          FORTRESS INVESTMENT TRUST II
               (Exact name of Registrant as specified in charter)

1345 Avenue Of The Americas, 46th  Floor, New York, NY                   10105
       (Address of principal executive offices)                       (Zip code)

  Skadden, Arps, Slate, Meagher & Flom LLP, 4 Times Square, New York, NY 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 798-6100

Date of fiscal year end: December 31

Date of Reporting Period: June 30, 2007

ITEM 1. REPORTS TO STOCKHOLDERS.

The Registrant's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

FORTRESS INVESTMENT TRUST II

TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM                       1

CONSOLIDATED FINANCIAL STATEMENTS (Unaudited):

   Consolidated Statement of Assets and Liabilities at June 30, 2007          2

   Consolidated Schedule of Investments at June 30, 2007                      3

   Notes to Consolidated Schedule of Investments                              4

   Consolidated Statement of Operations for the Six Months Ended June
      30, 2007 and Consolidated Financial Highlights for the Six Months
      Ended June 30, 2007 and the Years Ended December 31, 2006, 2005,
      2004 and 2003 and the Period from July 2, 2002 through December 31,
      2002                                                                    5

   Consolidated Statement of Cash Flows for the Six Months Ended June 30,
      2007                                                                    6

   Consolidated Statements of Changes in Net Assets for the Six Months
      Ended June 30, 2007 and the Year Ended December 31, 2006                7

   Notes to Consolidated Financial Statements                                 8

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Shareholders and Board of Trustees of Fortress Investment Trust II


We have reviewed the accompanying consolidated statement of assets and liabilities of Fortress Investment Trust II (the "Company"), including the consolidated schedule of investments, as of June 30, 2007, and the related consolidated statements of operations, cash flows, changes in net assets, and financial highlights for the six-month period ended June 30, 2007. These interim consolidated financial statements and financial highlights are the responsibility of the Company's management.

We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the accompanying interim consolidated financial statements and financial highlights referred to above for them to be in conformity with U.S. generally accepted accounting principles.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the consolidated statement of changes in net assets for the year ended December 31, 2006, and financial highlights for each of the four years in the period ended December 31, 2006 and for the period from July 2, 2002 through December 31, 2002, and in our report dated February 28, 2007, we expressed an unqualified opinion on such consolidated statement of changes in net assets and financial highlights.


                                           /s/ Ernst & Young


August 27, 2007
New York, New York

FORTRESS INVESTMENT TRUST II

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
(dollar amounts in thousands)

                                                                          June 30,
                                                                            2007
                                                                        -----------
ASSETS
   Investments in controlled affiliates, at fair value (cost $61,634)   $ 1,565,756
   Cash and cash equivalents                                                  3,193
   Foreign currency hedge asset                                                 550
   Due from affiliates                                                       78,018
   Other assets                                                               1,535
                                                                        -----------
                                                                          1,649,052
                                                                        -----------
LIABILITIES
   Short term note                                                          110,000
   Foreign currency hedge liability                                          15,486
   Interest payable                                                              63
   Due to affiliates                                                          1,149
   Other liabilities                                                            696
   Preferred equity (mandatorily redeemable)                                    257
                                                                        -----------
                                                                            127,651
                                                                        -----------
Commitments and contingencies                                                    --
                                                                        -----------
NET ASSETS (1,000,000 shares issued and outstanding)                    $ 1,521,401
                                                                        ===========
NET ASSETS CONSISTS OF:
   Capital paid in                                                      $ 1,516,095
   Capital distributed                                                   (1,483,879)
   Undistributed net investment income                                           --
   Undistributed net realized capital gain                                       --
   Accumulated net unrealized gain                                        1,489,185
                                                                        -----------
                                                                        $ 1,521,401
                                                                        ===========

See notes to consolidated financial statements.

FORTRESS INVESTMENT TRUST II

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2007

                                                                                   NUMBER OF  DIVIDENDS,
                                                                                    SHARES,   INTEREST &
                           % OF                                                   PRINCIPAL/   REALIZED
                        CONTROLLED    COST (C)     NAME OF ISSUE OR NATURE OF      NOTIONAL    GAINS AND
CONTROLLED              AFFILIATE        (D)          INDEBTEDNESS HELD BY          AMOUNT      LOSSES     FAIR VALUE
AFFILIATE (A)             OWNED        (000S)         CONTROLLED AFFILIATE          (000S)      (000S)       (000S)
-------------        ---------------  --------  --------------------------------  ----------  ----------  -----------
FIT Capital                100%        $39,000  U.S. Government treasury          $3,898,800   $ 16,481   $ 3,805,451
   Trading LLC                                  securities; 4.97%; sold July
                                                2007
                                                Repurchase agreements with        $3,767,397    (17,316)   (3,767,396)
                                                Deutsche Bank AG 5.03%; repaid
                                                July 2007
                                                Cash at custodial account         $      945         --           945
RESG                      89.7%             --  Common Stock of RESG MIDL Corp.,          --        452         4,167
   Acquisition                                  owner of debt and equity
   LLC                                          interests in a portfolio of
                                                retail real estate
FIT DVI LLC                100%          1,877  Secured debt of DVI Receivables   $    2,649        419         2,493
                                                Inc., a medical receivables
                                                company; 3.60%; due September
                                                2010
FIT CFN Holdings           100%             --  53.57% each of Green Tree                 --     73,488        67,316
   LLC                                          Investment Holdings II LLC,
                                                manufactured home and home
                                                equity/home improvement assets,
                                                and Green Tree Investment
                                                Holdings III, LLC, an insurance
                                                brokerage business
                                            --  Note receivable from Green Tree   $       --        110            --
                                                MH Investor LLC; 12.00%; repaid
                                                in January 2007
                                            --  Note receivable from Green Tree   $       --          2            --
                                                Residual Investor LLC; 15.75%;
                                                repaid in January 2007
                                            --  Note receivable from Green Tree   $       --         70            --
                                                Investment Holdings III LLC;
                                                14.00%; repaid in January 2007
FIT Holdings LLC           100%            122  Proceeds due from underwriter     $  167,604         --       167,604
                                                (e), (f)
                                                Brookdale Senior Living, Inc.,        33,228         --     1,514,200
                                                an owner and operator of senior
                                                living facilities, common stock
                                                (e)
                                                Dividends receivable (e)          $   16,614         --        16,614
                                                Mapeley Limited, a British real        7,904         --       445,522
                                                estate operating company, common
                                                stock (e)
                                                Restricted cash (e)               $   14,567         --        14,567
                                                Stock loan payable; 3-month       $  732,000     (3,190)     (732,540)
                                                LIBOR + 3.5% and due December
                                                2007 (Note 5)
FIT CCRC LLC               100%            173  Factored accounts receivable      $    1,808         14           576
FIT Aero                   100%         20,446  100% of Aerofort Investments LLC          --      3,793        26,221
   Investments Ltd.                             and 100% of FIT AERO Iceland,
                                                LTD, lessors of aircraft
Direct Investments         100%             16  Crown Castle International                --         --            16
   of FIT II                                    Corp., (formerly Global Signal
                                                Inc.) a provider of wireless
                                                communications tower rental
                                                space, common stock
                                       -------                                                 --------   -----------
                     Total
                     Investments (b)   $61,634                                                 $ 74,323   $ 1,565,756
                                       =======                                                 ========   ===========

See notes to consolidated schedule of investments and consolidated financial statements.

FORTRESS INVESTMENT TRUST II

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2007

(a) An affiliated company is a company in which Fortress Investment Trust II ("FIT II") has ownership of at least 5% of the voting securities. These securities are restricted as to public resale and are not readily marketable. With the exception of short term investments, FIT II's controlled affiliates invest principally in real estate related assets.

(b) The United States Federal income tax basis of FIT II's investments at the end of the period was approximately ($12.6) million and, accordingly, net unrealized appreciation for United States Federal income tax purposes was approximately $1,578.4 million (gross unrealized appreciation of $1,636.4 million and gross unrealized depreciation of $58.0 million).

(c)  Net of returns of capital.

(d)  Purchases/fundings occurred throughout the period.

(e)  These assets serve as collateral for the stock loan (Note 5).

(f) 4,747,993 shares of Crown Castle International Corp. were sold on June 28, 2007. The remaining 464 shares are held in the name of an affiliate for the beneficial ownership of FIT II. Refer to Note 6 for information regarding this transaction.

See notes to consolidated financial statements.

FORTRESS INVESTMENT TRUST II

CONSOLIDATED STATEMENT OF OPERATIONS AND FINANCIAL HIGHLIGHTS
(dollar amounts in thousands, except per share data)

                                                          Six Months Ended
                                                            June 30, 2007
                                                             (Unaudited)
                                                          ----------------
Income
   Dividend income from controlled affiliates                 $   3,502
   Interest income from controlled affiliates, net                  457
   Bank interest                                                    822
   Other income                                                     112
                                                              ---------
                                                                  4,893
                                                              ---------
Expenses
   Interest expense                                                 933
   Compensation and benefits, net of
      compensation paid directly by
      the managing member - Note 3                                  152
   General and administrative expense                             2,774
                                                              ---------
                                                                  3,859
                                                              ---------
Net investment income                                             1,034
Net realized gain from controlled affiliate investments          70,364
Net unrealized loss on controlled affiliate investments        (325,624)
Net realized loss from foreign exchange hedges                  (35,176)
Net unrealized loss on foreign exchange hedges                   (2,409)
                                                              ---------
Net loss on investments                                        (292,845)
                                                              ---------
Net decrease in net assets resulting from operations          $(291,811)
                                                              =========

FINANCIAL HIGHLIGHTS

                                                                                                                          Period
                                                                                                                           from
                                                                Six Months                                                July 2,
                                                                  Ended                                                    2002
                                                                 June 30,              Year Ended December 31,            through
                                                                   2007      ------------------------------------------  December
                                                               (Unaudited)      2006        2005       2004      2003    31, 2002
                                                               -----------   ---------   ---------   --------  --------  --------
Disclosure of certain ratios:
   Ratio of total expenses to average net assets                      0.4%*        1.0%        2.0%       4.5%      9.9%   65.3%*
   Ratio of net investment income to average net assets               0.1%*        3.9%        9.6%       4.7%     32.4%    8.1%*
   Portfolio turnover rate***                                         9.2%*       12.3%       51.6%      44.1%     75.0%  886.4%*
   IRR since inception                                               79.6%        92.1%      104.1%      65.7%    107.4%   28.8%
   Total return                                                     -14.3%        46.9%#     122.9%#     35.9%     75.1%    1.4%
Per share information:
   Net assets, beginning of period                              $2,059.44    $2,118.66   $  951.42   $ 334.42  $  68.15  $ 0.00
   Net investment income **                                          1.03        80.58      128.63      28.38     67.21    0.92
   Net realized gain from controlled affiliate investments**        70.36       285.52      218.58      19.04     84.22    0.00
   Net unrealized loss on controlled affiliate investments**      (325.62)      610.35    1,047.79     171.63      1.51    0.00
   Net realized loss from foreign exchange hedges**                (35.17)      (39.68)      26.77     (10.67)     0.00    0.00
   Net unrealized gain on foreign exchange hedges**                 (2.41)      (14.05)       0.00       0.00      0.00    0.00
                                                                ---------    ---------   ---------   --------  --------  ------
   Net decrease in net assets resulting from operations**         (291.81)      922.72    1,421.77     208.38    152.94    0.92
   Contributions                                                    20.00        38.46      385.45     668.32    336.63   67.23
   Distributions (includes tax return of
   capital distributions of $75.61,
      $853.65, $395.24, $100.32, $85.24 and $0.00,
      respectively)                                               (266.23)   (1,020.40)    (639.98)   (259.70)  (223.30)   0.00
                                                                ---------    ---------   ---------   --------  --------  ------
   Net assets, end of period                                    $1,521.40    $2,059.44   $2,118.66   $ 951.42  $ 334.42  $68.15
                                                                =========    =========   =========   ========  ========  ======

*    Annualized

** Based on the weighted average number of shares outstanding during the period of 1,000,000.

*** Rate is computed based on the lesser of purchases and sales (contributions and distributions) of controlled affiliates.

# The total return percentages for 2006 and 2005 have been revised from 63.9% and 151.4%, respectively, as a result of a change in the treatment of the hypothetical reinvestment of income distributions.

See notes to consolidated financial statements.

FORTRESS INVESTMENT TRUST II

CONSOLIDATED STATEMENT OF CASH FLOWS (Unaudited)
(dollar amounts in thousands)

                                                             Six Months
                                                                Ended
                                                              June 30,
                                                                2007
                                                             ----------
CASH FLOWS FROM OPERATING ACTIVITIES:
Net decrease in net assets resulting from operations          $(291,811)
Adjustments to reconcile net decrease in net assets
   resulting from operations to net cash provided by
   operating activities:
   Net realized gain from controlled affiliate investments      (70,364)
   Net unrealized loss on controlled affiliate investments      325,624
   Net realized loss from foreign exchange hedges                35,176
   Net unrealized loss on foreign exchange hedges                 2,409
   Proceeds from foreign exchange hedges                         10,931
   Payments under foreign exchange hedges                       (46,107)
   Investments in controlled affiliates                         (79,992)
   Distributions from controlled affiliates                     355,139
   Change in:
      Due from affiliates                                       (74,107)
      Other assets                                                  269
      Interest payable                                               25
      Due to affiliates                                          (1,123)
      Other liabilities                                            (884)
                                                              ---------
Net cash provided by operating activities                       165,185
                                                              ---------
CASH FLOWS FROM FINANCING ACTIVITIES:
   Draws on short term notes                                    200,000
   Repayments of short term notes                              (130,000)
   Capital contributions                                         20,000
   Capital distributions                                       (266,228)
                                                              ---------
Net cash used in financing activities                          (176,228)
                                                              ---------
NET DECREASE IN CASH AND CASH EQUIVALENTS                       (11,043)
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD                   14,236
                                                              ---------
CASH AND CASH EQUIVALENTS, END OF PERIOD                      $   3,193
                                                              =========
CASH PAID DURING THE PERIOD FOR INTEREST EXPENSE              $     908
                                                              =========

See notes to consolidated financial statements.

FORTRESS INVESTMENT TRUST II

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS
(dollar amounts in thousands)

                                                                   Six Months
                                                                     Ended
                                                                    June 30,    Year Ended
                                                                      2007       December
                                                                  (Unaudited)    31, 2006
                                                                  -----------   ----------
Increase (decrease) in net assets resulting from operations
   Net investment income                                          $     1,034   $   80,583
   Net gain (loss) on investments                                    (292,845)     842,138
                                                                  -----------   ----------
Net increase (decrease) in net assets resulting from operations      (291,811)     922,721
Capital contributions                                                  20,000       38,459
Capital distributions                                                (230,006)    (693,978)
Distributions from net investment income                               (1,034)     (80,583)
Distributions of realized gains                                       (35,188)    (245,843)
                                                                  -----------   ----------
Net decrease in net assets                                           (538,039)     (59,224)
Net assets, beginning of period                                     2,059,440    2,118,664
                                                                  -----------   ----------
Net assets, end of period                                         $ 1,521,401   $2,059,440
                                                                  ===========   ==========
Undistributed net investment income                               $        --   $       --
                                                                  ===========   ==========

See notes to consolidated financial statements.

FORTRESS INVESTMENT TRUST II

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
JUNE 30, 2007

1.   ORGANIZATION

     Fortress Investment Trust II (together with its subsidiaries,"FIT II") was formed on July 2, 2002 as a Delaware business trust, and operates as a closed-end, non-diversified registered management investment company ("RIC") under the Investment Company Act of 1940 (the "Act"). FIT II principally invests in real estate related debt and equity securities. The sole substantive investors in FIT II are Fortress Investment Fund II LLC ("Fund II"), 95.9%, and FABP, LP ("FABP"), 4.1%.

     FUND II AND FABP

     Fund II has total committed capital from investors of $1,199.2 million and FABP has total committed capital from investors of $50.8 million (collectively, the "Capital Commitment"). In September 2004, $215.9 million of Fund II's commitments, plus related management and administrative fees, were assigned to Fortress (GAGACQ) LLC ("Fortress GAGACQ", and together with Fund II, "Fund II Group"), while $9.1 million of FABP's commitments, plus related management and administrative fees, were assigned to FABP (GAGACQ) LP ("FABP GAGACQ", and together with FABP, "FABP Group"). Fortress GAGACQ and FABP GAGACQ are organized as Sister Companies to Fund II and FABP pursuant to their respective operating agreements. The Capital Commitment was available for all Fund II Group and FABP Group business, respectively, including new investments, over the three years ended December 30, 2005. Subsequent to that date, the Capital Commitment may only be drawn to fund management fees and operating expenses necessary to maintain the ongoing business of Fund II Group and FABP Group, respectively.

     The managing member of Fund II is Fortress Fund MM II LLC (the "Fund II Managing Member"). The Fund II Managing Member is owned by FIG LLC, formerly Fortress Investment Group LLC, (the "Manager"). The Fund II Managing Member is entitled to an incentive return (the "Incentive Return") generally equal to 20% of Fund II's returns, as defined, subject to: 1) a 10% cumulative preferred return payable to Fund II's investors and 2) a clawback provision which requires amounts previously distributed as Incentive Return to be returned to Fund II if, upon liquidation of Fund II, the amounts ultimately distributed to the Fund II Managing Member exceed its allocable amount. Fund II is managed by the Manager pursuant to the Fund II Managing Member's operating agreement and a management agreement between the Manager and the Fund II Managing Member. An affiliate of the Manager has committed to contribute 1.5% of Fund II Group's and FABP Group's total committed capital. FABP, Fortress GAGACQ and FABP GAGACQ are managed by the Manager under substantially the same terms as Fund II and their operating agreements contain substantially the same terms as Fund II's, including the Incentive Return.

     During the six months ended June 30, 2007, Fund II Group called capital from 46 unaffiliated investors and an affiliate of the Manager for net proceeds of approximately $20.9 million. Of the capital received by Fund II Group, $0.7 million was allocated to Fortress GAGACQ and the balance was allocated to Fund II. Fund II invested such proceeds in FIT II, net of management and administrative fees paid to the Manager (Note 3). During the same

FORTRESS INVESTMENT TRUST II

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
JUNE 30, 2007

     period, FIT II distributed $255.4 million in cash to Fund II. This entire amount was subsequently distributed to investors, including $34.1 million to the Fund II Managing Member of which $30.9 million represented Incentive Return. As of June 30, 2007, Fund II Group had drawn, net of recallable capital distributions, $971.7 million (or 81.0%) of its committed capital.

     During the six months ended June 30, 2007, FABP Group called capital from one unaffiliated investor and an affiliate of the Manager for net proceeds of approximately $0.9 million. Of the capital received by FABP Group, $0.03 million was allocated to FABP GAGACQ and the balance was allocated to FABP. FABP invested such proceeds in FIT II, net of management and administrative fees paid to the Manager (Note 3). During the same period, FIT II distributed $10.8 million to FABP. This entire amount was subsequently distributed to investors, including $1.4 million paid to the FABP Managing Member of which $1.3 million represented Incentive Return. As of June 30, 2007, FABP Group had drawn, net of recallable capital distributions, $41.2 million (or 81.2%) of its committed capital.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF ACCOUNTING - The accompanying consolidated financial statements are prepared in accordance with U.S. generally accepted accounting principles ("GAAP"). As a RIC, FIT II reports its investments at fair value, including its investments in subsidiaries. As a RIC, FIT II does not consolidate its majority-owned and controlled investments, except to the extent that such companies are investment companies or operating subsidiaries. None of FIT II's investments were investment companies during the period. FIT II consolidates its operating subsidiary, Fortress Capital Finance II LLC ("FCF II"). All significant intercompany transactions and balances have been eliminated.

     USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     RISKS AND UNCERTAINTIES - In the normal course of business, FIT II may encounter two significant types of economic risk: credit risk and market risk. Credit risk is the risk of default on FIT II's investments in loans, securities or derivatives, as applicable, that results from a borrower's or derivative counterparty's inability or unwillingness to make required or expected payments. Market risk reflects changes in the value of investments in loans, securities or derivatives, as applicable, due to changes in interest rates or other market factors, including the value of the collateral underlying loans and the valuation of equity and debt securities held by FIT II. Management believes that the carrying values of its investments are reasonable, taking into consideration these risks. FIT II also invests in the securities of companies located outside of the United States. FIT II's international operations are subject to the same risks associated with its United States operations as well as additional risks, such as

FORTRESS INVESTMENT TRUST II

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
JUNE 30, 2007

     fluctuations in foreign currency exchange rates, unexpected changes in regulatory requirements, heightened risk of political and economic instability, potential adverse tax consequences and the burden of complying with foreign laws. Additionally, FIT II is subject to tax risks. If FIT II were to fail to qualify as a Regulated Investment Company in any taxable year, it would be subject to federal income tax on its taxable income at regular corporate rates, which could be material.

     VALUATION OF INVESTMENTS - Investments in securities traded on a national securities exchange are stated at the last reported sales price on the day of valuation; other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last quoted bid price, except for short positions and call options written, if any, for which the last quoted asked price is used. Short-term notes are stated at amortized cost, which approximates fair value.

     Restricted securities and other securities for which quotations are not readily available are valued at fair value as determined in accordance with FIT II's valuation policies as approved by FIT II's board of trustees. Such policies include, among other methods, the utilization of discounted cash flow analyses.

     Investments in entities whose functional currency is other than the U.S. Dollar are valued based on the spot rate of their respective currency at the end of the respective reporting period. Purchases and sales of investments and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. FIT II does not isolate that portion of the results of operations resulting from changes in foreign currency rates on investments from the fluctuations arising from changes in the fair value of the issue or indebtedness held. FIT II may utilize foreign currency exchange contracts for the purpose of hedging, in part, the risk of changes in foreign currency exchange rates with respect to its investments. Such foreign currency hedges are recorded at their estimated fair value with changes in value reflected as a component of income in the period of change.

     Due to the inherent uncertainty of valuations of investments without a public market, the estimates of value may differ from the values that are ultimately realized by FIT II, and the differences could be material.

     FEDERAL INCOME TAXES - No income taxes have been provided for in these consolidated financial statements as FIT II's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its members.

     DISTRIBUTIONS TO MEMBERS - Distributions to members are recorded when paid. The character of distributions made during the reporting period from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes due to book/tax differences in the character of income and expense recognition.

     During the six months ended June 30, 2007, FIT II declared and paid aggregate distributions of $266.2 million to Fund II and FABP.

FORTRESS INVESTMENT TRUST II

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
JUNE 30, 2007

     The tax character of these distributions is estimated as follows (in thousands):

Ordinary income          $     --
Long-term capital gain    190,616
Return of capital          75,612
                         --------
                         $266,228
                         ========

     The tax basis components of distributable earnings, representing the cumulative results of changes in net assets from operations, net of distributions to shareholders, as of the tax year ended December 31, 2006 are as follows:

Undistributed ordinary income           $       --
Undistributed long-term capital gains           --
Accumulated unrealized appreciation      2,059,381

     The difference between book basis and tax basis accumulated unrealized appreciation is generally due to non-taxable distributions by controlled affiliates of FIT II which were treated as income for book purposes. These distributions have reduced the tax basis of certain controlled affiliates to amounts lower than the book basis, which in turn increases the tax basis accumulated unrealized appreciation in comparison to book basis accumulated unrealized appreciation.

     SECURITY TRANSACTIONS AND REVENUE RECOGNITION - FIT II records security transactions on the trade date. Realized gains are recognized to the extent sales proceeds exceed investment cost. Realized losses are recognized where investment cost exceeds proceeds or when a write down is recorded. Dividend income is recognized on the ex-dividend date, or in the absence of a formal declaration, on the date it is received. Interest income is recognized as earned on an accrual basis, as are fixed rate preferred dividends. Discounts and premiums on securities are amortized over the life of the respective securities, using the effective interest method.

     FIT II does not accrue interest on loans that are past due more than 90 days or sooner when the probability of collection of interest is deemed insufficient to warrant further accrual. Upon such a determination, those loans are considered to be nonperforming.

     CASH AND CASH EQUIVALENTS AND RESTRICTED CASH - FIT II considers all highly liquid short-term investments with a maturity of 90 days or less when purchased to be cash equivalents. Restricted cash consists of cash held by counterparties as collateral for transactions or per certain contracts. Substantially, all of FIT II's amounts on deposit with major financial institutions exceed insured limits.

     RECENT ACCOUNTING PRONOUNCEMENTS - On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires

FORTRESS INVESTMENT TRUST II

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
JUNE 30, 2007

     the evaluation of tax positions taken or expected to be taken in the course of preparing FIT II's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained on review by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. FIT II adopted FIN 48 on January 1, 2007. The adoption of FIN 48 did not have a material effect on FIT II's financial condition or results of operations.

     In September 2006, the FASB issued SFAS No. 157, "Fair Value Measurements." SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 applies to reporting periods beginning after November 15, 2007. The adoption of SFAS 157 is not expected to have a material impact on FIT II's financial condition or results of operations.

     In June 2007, Statement of Position No. 07-1, "Clarification of the Scope of the Audit and Accounting Guide Investment Companies and Accounting by Parent Companies and Equity Method Investors for Investments in Investment Companies" ("SOP 07-1") was issued. SOP 07-1 addresses whether the accounting principles of the Audit and Accounting Guide for Investment Companies may be applied to an entity by clarifying the definition of an investment company and whether those accounting principles may be retained by a parent company in consolidation or by an investor in the application of the equity method of accounting. SOP 07-1 applies to reporting periods beginning on or after December 15, 2007. Management has determined that FIT II continues to meet the definition of an investment company under this guidance. With respect to FIT II's controlled affiliate subsidiaries, management is evaluating the implications of SOP 07-1 and its impact on the financial statements.

     In February 2007, the FASB issued SFAS No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities." SFAS 159 permits entities to choose to measure many financial instruments, and certain other items, at fair value. SFAS 159 applies to reporting periods beginning after November 15, 2007. FIT II is currently evaluating the potential impact on adoption of SFAS 159.

3.   MANAGEMENT AGREEMENT AND AFFILIATE TRANSACTIONS

     FUND II AND FABP

     The Manager is paid annual fees by Fund II Group and FABP Group in exchange for advising them on various aspects of their business, formulating their investment strategies, arranging for the acquisition and disposition of assets, arranging for financing, monitoring performance, and managing their day-to-day operations. In addition, the Manager may be reimbursed for various expenses incurred by the Manager on their behalf, including the costs of legal, accounting and other administrative activities.

FORTRESS INVESTMENT TRUST II

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
JUNE 30, 2007

     The management fee was initially calculated at an annual rate of 1.0% of Fund II Group's and FABP Group's Invested Capital (as defined) or total equity commitments during the Capital Commitment Period (as defined). The management fee decreased to 0.75% of Invested Capital in September 2005 and to 0.50% in September 2006. Furthermore, the Manager is paid an annual administrative fee on a graduated scale up to 0.5% of Fund II Group's and FABP Group's Invested Capital (as defined) or total equity commitments during the Capital Commitment Period (as defined).

     The Manager and its affiliates are not required to contribute capital to Fund II Group or FABP Group to fund any portion of the management or administrative fees incurred. The management fee obligation of Fund II Group and FABP Group is reduced by the Advisory Fee (see below) paid by FIT II each year on a dollar for dollar basis.

     During the six months ended June 30, 2007, Fund II Group and FABP Group incurred an aggregate of $1.8 million of management and administrative fees.

     The Incentive Return, as described in Note 1, is payable on a Portfolio Investment (as defined) basis, as the return on the investments is realized. Accordingly, an Incentive Return may be paid in connection with a particular investment if and when such investment generates proceeds in excess of the capital called with respect to such investment, plus a 10% cumulative preferred return thereon. If upon liquidation of Fund II Group and FABP Group the aggregate amount paid as Incentive Return exceeds the amount actually due (that is, amounts that should instead have been paid to Fund II Group's and FABP Group's investors) after taking into account the aggregate return to investors, the excess is required to be returned (that is "clawed back") to Fund II Group and FABP Group. From inception through June 30, 2007, approximately $254.7 million of Incentive Return has been distributed, including Incentive Return payable from both Fund II Group and FABP Group, $92.2 million of which is subject to clawback.

     FIT II

     Under an Investment Advisory Agreement between FIT II and FIG Advisors, LLC (the "Advisor"), FIT II agreed to pay the Advisor an initial annual advisory fee (the "Advisory Fee") in an amount equal to 1.00% of the lesser of FIT II's (i) invested capital and (ii) average daily net assets ("NAV"), based on FIT II's invested capital or the daily NAV of its assets as of the first day of each semi-annual period for which the Advisory Fee is paid. The Advisory Fee decreased to 0.75% in September 2005 and to 0.50% in September 2006. During the six months ended June 30, 2007, no Advisory Fee was incurred and accordingly Fund II Group and FABP Group incurred the full management fee obligation as previously described. The Advisor is an affiliate of the Manager.

     Certain employees and affiliates of FIT II, Fund II Group, FABP Group and the Manager own $0.3 million of mandatorily redeemable preferred equity in FIT II which is entitled to cumulative preferred dividends at an annual rate of 10% with a liquidation preference of $0.3 million.

FORTRESS INVESTMENT TRUST II

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
JUNE 30, 2007

     In 2003, an employee co-investment program was adopted whereby certain employees of the Manager and of FIT II's operating subsidiary had the opportunity to invest in Fund II Group and FABP Group by purchasing part of the Manager's investment. The purpose of the program is to align the interests of such employees with those of Fund II Group's and FABP Group's investors and to enable the Manager and FIT II's operating subsidiary to retain such employees and provide them with appropriate incentives and rewards for their performance.

     These employees are integral to the success of FIT II, Fund II Group and FABP Group. The Manager has set aside $9.5 million of its commitment to Fund II Group and FABP Group for this program.

     FIT II is party to an agreement (the "Expense Allocation Agreement") between FIT II and other investment vehicles managed by the Manager (the "Managed Funds") whereby certain operating expenses of the Managed Funds' operating subsidiaries are allocated based on the relative ratios of each of the Managed Funds' Invested Capital or Capital Commitments, as defined. Affiliates of the Manager are the general partner or managing member of each of the Managed Funds.

     Certain employees of the operating subsidiaries of the Managed Funds receive profit sharing arrangements from the Manager, pursuant to which they receive a portion of the Manager's incentive return from these funds. During the six months ended June 30, 2007, the Manager paid approximately $8.3 million to these employees under such profit sharing arrangements attributable to the results of operations of FIT II and Combined Fund II. The Managed Funds and their operating subsidiaries are not required to reimburse the Manager for these expenses and such expenses are excluded from the expense allocation agreement among the Managed Funds. Compensation and benefits are therefore presented net of the employee profit sharing accrual above on the statement of operations.

     Due From Affiliates includes $78.0 million of advances to Combined Fund II and operating expenses paid on behalf of other Managed Funds. Due To Affiliates includes $1.1 million of operating expenses paid by other Managed Funds on FIT II's behalf.

4.   FOREIGN CURRENCY CONTRACTS

     FIT II has entered into foreign currency forward sale contracts to hedge its exposure to changes in foreign currency exchange rates with respect to its foreign investments. Such contracts are detailed as follows:

           Notional                   Fair Value
            Amount     Maturity   Asset/(Liability)
Currency    (000s)       Date           (000s)
--------   --------   ---------   -----------------
GBP         201,776    9/6/2007       $(12,369)
GBP          35,224    9/7/2007         (2,805)
EUR          81,378   9/25/2007            550
EUR          99,591   12/7/2007           (312)
                                      --------
                                      $(14,936)
                                      ========

FORTRESS INVESTMENT TRUST II

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
JUNE 30, 2007

5.   DEBT, COMMITMENTS AND CONTINGENCIES

     STOCK LOAN - In June 2006, FIT Holdings LLC ("Holdings") pledged 7.9 million shares of Mapeley Limited, 4.7 million shares of Global Signal Inc., and 33.2 million shares of Brookdale Senior Living Inc. as collateral for a new $830 million financing from Deutsche Bank AG. The $830 million was distributed to FIT II, net of loan costs, to repay prior financing and provide general liquidity. On March 27, 2007, FIT II repaid $98 million on the stock loan thus reducing the outstanding balance to $732 million. The loan bears interest at three month LIBOR + 3.50% (approximately 8.86% at June 30, 2007) and matures in December 2007. The loan requires a 50% Loan to Value ("LTV") ratio. As of June 30, 2007, the LTV was 34%. During the six months ended June 30, 2007, Holdings' average loan balance outstanding was approximately $778.6 million or $778.60 per share and the average interest rate paid was approximately 8.86% before the inclusion of unused commitment and other fees, and 9.80% after inclusion of such fees. Holdings believes that for similar financial instruments with comparable credit risks, its effective rate approximates a market rate. Accordingly, the carrying amount outstanding is believed to approximate fair value.

     SHORT TERM NOTES - FIT II executed the following short term notes, secured by the Capital Commitments, in favor of Bank of America:

  Principal/Average
Balance Outstanding                                      Average Interest Rate        Average Interest Rate
      (000s)          Effective Date   Maturity Date   (Before Inclusion of Fees)   (After Inclusion of Fees)
-------------------   --------------   -------------   --------------------------   -------------------------
      Repaid
    $ 40,000            12/27/2006       1/17/2007                6.87%                       7.94%
    $ 40,000             3/28/2007       4/19/2007                6.85%                       7.87%
    $ 50,000              5/4/2007       6/28/2007                6.85%                       6.85%

    Outstanding

    $110,000             6/28/2007       8/10/2007                6.86%                       9.59%

     Due to the short term nature of the note and the comparability of the interest rate to prevailing market rates, FIT II believes that the carrying amount approximates fair value.

     GUARANTEE OF SUBSIDIARY'S OBLIGATIONS - As part of the sale of Simon Storage Group, Ltd., Fortress Cayman Partners Ltd., along with Patron Capital, its joint venture partner, provided certain basic warranties to the purchaser. These warranties were in respect of certain corporate level risks and included an assurance that no material information had been withheld. The only warranty that remains outstanding is a tax indemnity in the amount of L1.5 million that is backed by two letters of credit, one provided by FIT II, the other by Patron Capital, each in the amount of L0.75 million. The indemnity is intended to protect the purchaser in the event Her Majesty's Revenue and Customs ("HMRC," the UK taxing authority) successfully challenges the tax structure employed by FIT II and Patron Capital. The warranty is tied to the 2003-2005 tax years. If no claim is made, the liability amount would decrease over time, expiring in January 2008. If a claim is made, then the indemnity will continue to be valid.

FORTRESS INVESTMENT TRUST II

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
JUNE 30, 2007

     HMRC served notice to the purchaser that they intend to inquire into the related tax return for the period ended December 31, 2003, therefore the indemnified amount of L1.5 million originally set to expire in January 2006 has been extended pending resolution. The purchaser has also sought to make a claim in respect of the year 2004 but neither Fortress nor Patron have responded to this claim. While the outcome of this inquiry is uncertain at this time, we believe that the tax positions taken with regard to this investment are defensible and the risk of loss from this indemnity is remote, therefore, an accrual has not been made in the financial statements.

     PENDING LITIGATION - On September 15, 2005, a lawsuit captioned David T. Atkins et al. v. Apollo Real Estate Advisors, L.P. et al. was brought on behalf of current and former limited partners in certain investing partnerships related to the sale of certain Brookdale facilities to Ventas Realty Limited Partnerships against a number of defendants, including a subsidiary of the Manager. The suit alleges that the defendants improperly obtained certain rights with respect to such facilities from the investing partnerships. The plaintiffs have asked for damages in excess of $100 million on each of nine counts, as to which the Manager is named as defendant on seven counts, including treble damages with respect to certain counts. The Manager has filed an action to have itself removed as a named defendant in this case, and the subsidiary has filed a motion to dismiss the claims and continues to vigorously defend this action.

     Under the terms of the Advisory Agreement between the Manager and the Company, the Company has agreed to indemnify the Manager against any liabilities and expenses, including reasonable counsel fees, fines and penalties, in connection with the defense or disposition of any action, suit or other proceeding.

     The Manager believes that the resolution of this action will not result in a liability that would have a material adverse affect on the financial condition, liquidity or results of operations of the Company.

6. MERGER OF CROWN CASTLE INTERNATIONAL CORP. WITH GLOBAL SIGNAL INC. AND SALE OF CROWN CASTLE INTERNATIONAL CORP.

     On January 12, 2007, Global Signal Inc. ("GSL") completed its announced merger with Crown Castle International Corp. ("Crown Castle") and CCGS Holdings LLC, a wholly owned subsidiary of Crown Castle ("Merger Sub"). In connection with the merger, FIT II received $8.16 in cash proceeds and approximately 1.375 shares of Crown Castle common stock in exchange for each share of its GSL stock. Subsequent to the merger, FIT II sold 1.7 million Crown Castle shares back to Crown Castle for $33.87 per share. Total proceeds from the merger and subsequent sale were used to partially pay down the stock loan (Note 5). The remaining 4.7 million shares of Crown Castle were pledged as collateral for the stock loan in place of the 4.7 million shares of GSL.

     On June 28, 2007, FIT II sold 4,747,993 shares of Crown Castle at $35.30 per share through an underwritten offering. The total proceeds in the amount of $167,604,153, which are reflected as Proceeds Due From Underwriter on the Schedule of Investments and which were received on July 5, 2007, will be used to reduce the outstanding stock loan balance. The remaining 464 shares are expected to be sold under a separate offering.

FORTRESS INVESTMENT TRUST II
Supplemental Information (Unaudited)

I. Board of Trustee Information

Aggregate remuneration paid by Fortress Investment Trust II (the "Registrant") during the period January 1 to June 30, 2007 to all trustees equals $165,500.

The Statement of Additional Information includes additional information about trustees and is available upon request without charge by calling collect (212) 798-6100.

II. Proxy Voting

A description of the policies and procedures that the Registrant uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling collect (212) 798-6100, and (ii) on the SEC's website at http://www.sec.gov.

Information regarding how the Registrant voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge by calling collect (212) 798-6100 and (ii) on the SEC's website at http://www.sec.gov.

III. Portfolio Holdings

The Registrant files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Registrant's Forms N-Q are available on the SEC's website at http://www.sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The following table depicts the percentage of portfolio holdings of the Registrant as of June 30, 2007, by industry based on the fair value of each investment:

Senior Living                               60.7%
Real Property and Real Property Companies   19.8%
Cash and Cash Equivalents                   10.8%
Loan Servicing and Investment                4.2%
Government Securities                        2.5%
Aircraft Leasing                             1.7%
Medical Receivables                          0.2%
Insurance Brokerage                          0.1%

ITEM 2. CODE OF ETHICS.

Not required for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not required for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required for semi-annual reports.

ITEM 6. SCHEDULE OF INVESTMENTS

The Schedule of Investments is included as part of the unaudited financial statements.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not required for semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES

Not required for semi-annual reports.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

b) There have not been any changes in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal quarter of the period to which this report relates that have materially affected, or are reasonably likely to materially affect, the Registrant's internal controls over financial reporting.

ITEM 12. EXHIBITS.

(a)(2) Certification of Chief Executive Officer and Chief Financial Officer Pursuant to Rule 30a-2(a) under the Act.

(b)    Certification pursuant to Rule 30a-2(b) under the Act.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fortress Investment Trust II


By: /s/ Jeffrey Rosenthal
    --------------------------
Name: Jeffrey Rosenthal
Title: Chief Financial Officer
Date: September 10, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Wesley R. Edens
    --------------------------
Name: Wesley R. Edens
Title: Chief Executive Officer
Date: September 10, 2007


By: /s/ Jeffrey Rosenthal
    --------------------------
Name: Jeffrey Rosenthal
Title: Chief Financial Officer
Date: September 10, 2007

                                       3